Related-Party Transactions	12 Months Ended
Dec. 31, 2025
EBP 384
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related-Party Transactions	Related-Party Transactions
FMTC manages the Stable Value Fund, the Fidelity Contrafund Commingled Pool and the Fidelity Growth Company Commingled Pool. As of December 31, 2025 and 2024, the Plan also held cash and cash equivalents in money market funds managed by FMTC. These transactions are considered exempt party-in-interest transactions. Eligible participants may borrow from their individual account balance in the Plan as discussed in Note 1, and these transactions are considered exempt party-in-interest transactions.
At December 31, 2025 and 2024, respectively, the Plan held 3,253,922 and 3,924,604 shares of PPG Industries, Inc. common stock, the Plan Sponsor. During the year ended December 31, 2025, the Plan's investment in the Company’s common stock included purchases and sales of approximately $87 million and $175 million, respectively. These transactions are considered exempt party-in-interest transactions. Dividends earned on PPG Industries, Inc. common stock were $9 million in 2025.